Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 08, 2021
Entity Registrant Name	Old Westbury Funds, Inc.
Entity Central Index Key	0000909994
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 08, 2021
Document Effective Date	Mar. 01, 2021
Prospectus Date	Mar. 01, 2021